Subsidiary Preferred Shares - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 15, 2012
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares value			$ 1,786
Preferred Class A
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares value			1,800		1,300
Preferred stock shares, accumulated voting interest			8.90%		8.90%
Class A preferred shares, entitled to cumulative dividends percentage		10.00%	10.00%
Class A preferred shares, cumulative dividends	$ (469)		$ 321	$ 148